Goodwill and Intangible Assets, Net Schedule of intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 298,505	$ 301,184
Accumulated amortization	(73,222)	(53,903)
Net carrying amount	225,283	247,281
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	133,503	136,030
Accumulated amortization	(31,471)	(23,885)
Net carrying amount	102,032	112,145
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	95,594	95,594
Accumulated amortization	(33,414)	(24,538)
Net carrying amount	62,180	71,056
Dedicated acreage
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	53,350	53,350
Accumulated amortization	(4,439)	(2,661)
Net carrying amount	48,911	50,689
Collaborative arrangements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	11,884	11,884
Accumulated amortization	(601)	0
Net carrying amount	11,283	11,884
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,423	3,575
Accumulated amortization	(3,086)	(2,664)
Net carrying amount	337	911
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	751	751
Accumulated amortization	(211)	(155)
Net carrying amount	$ 540	$ 596